Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Total Compensation for CEO	Compensation Actually Paid to CEO[1]	Average Total for Other NEOs	Average Compensation Actually Paid to Other NEOs[1]	Value of $100 Initial Fixed Investment Based on TSR[2]	Value of $100 Initial Fixed Investment Based on 10-K Peer Group TSR[3]	Net income ($000's)	Company Selected Measure - Core Earnings Per Share[4]
2024	$2,847,082	$2,431,467	$1,362,825	$1,196,424	$105	$122	$113,691	$2.08
2023	$2,179,159	$2,542,829	$1,079,862	$674,115	$107	$100	$122,565	$2.24
2022	$2,494,467	$2,234,208	$1,272,385	$1,162,227	$101	$98	$128,311	$2.35
2021	$2,116,540	$3,053,103	$1,096,599	$1,630,556	$107	$114	$123,449	$2.45
2020	$2,443,872	$2,009,636	$1,268,627	$1,163,770	$82	$86	$100,344	$1.98

Company Selected Measure Name	Core Earnings Per Share
Named Executive Officers, Footnote	Jeffrey D. Jones Amy L. Randolph John J. Powers Monica L. Bowe(b)
Peer Group Issuers, Footnote	Based on initial investment of $100 as of December 31, 2019, and a cumulative Total Shareholder Return of First Busey and S&P U.S. BMI Banks — Midwest Region.
PEO Total Compensation Amount	$ 2,847,082	$ 2,179,159	$ 2,494,467	$ 2,116,540	$ 2,443,872
PEO Actually Paid Compensation Amount	$ 2,431,467	2,542,829	2,234,208	3,053,103	2,009,636
Adjustment To PEO Compensation, Footnote	Amounts represent executive compensation actually paid to our CEO and the average executive compensation actually paid to our NEOs for the relevant fiscal year. Executive compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

2024
Summary Compensation for CEO Van A. Dukeman	$2,847,082
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	$(928,963)
Addition for the fair value of equity awards granted and related dividend equivalents during the year that remain outstanding and unvested as of year-end	$773,997
Addition for the change in fair value of awards granted in prior years that were unvested as of year-end and related dividend equivalents	$25,452
Addition for the change in fair value of awards granted in prior years that vested during year and dividends paid	$(286,101)
Compensation Actually Paid to CEO	$2,431,467

2024
Average Summary Compensation for NEOs	$1,362,825
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	$(403,359)
Addition for the fair value of equity awards granted and related dividend equivalents during the year that remain outstanding and unvested as of year-end	$336,078
Addition for the change in fair value of awards granted in prior years that were unvested as of year-end and related dividend equivalents	$10,294
Addition for the change in fair value of awards granted in prior years that vested during year and dividends paid	$(109,414)
Average Compensation Actually Paid to NEOs	$1,196,424
NEOs included in Average Summary Compensation and average compensation actually paid(a)
Jeffrey D. Jones Amy L. Randolph John J. Powers Monica L. Bowe(b)
___________________________________________
(a)Robin N. Elliott was an NEO in 2020, 2021, 2022 and 2023 and was therefore included for those years.
	(b)Ms. Bowe was not an NEO in 2020, 2021 or 2022 and was therefore not included for those years.
Non-PEO NEO Average Total Compensation Amount	$ 1,362,825	1,079,862	1,272,385	1,096,599	1,268,627
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,196,424	674,115	1,162,227	1,630,556	1,163,770
Adjustment to Non-PEO NEO Compensation Footnote	Amounts represent executive compensation actually paid to our CEO and the average executive compensation actually paid to our NEOs for the relevant fiscal year. Executive compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

2024
Summary Compensation for CEO Van A. Dukeman	$2,847,082
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	$(928,963)
Addition for the fair value of equity awards granted and related dividend equivalents during the year that remain outstanding and unvested as of year-end	$773,997
Addition for the change in fair value of awards granted in prior years that were unvested as of year-end and related dividend equivalents	$25,452
Addition for the change in fair value of awards granted in prior years that vested during year and dividends paid	$(286,101)
Compensation Actually Paid to CEO	$2,431,467

2024
Average Summary Compensation for NEOs	$1,362,825
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	$(403,359)
Addition for the fair value of equity awards granted and related dividend equivalents during the year that remain outstanding and unvested as of year-end	$336,078
Addition for the change in fair value of awards granted in prior years that were unvested as of year-end and related dividend equivalents	$10,294
Addition for the change in fair value of awards granted in prior years that vested during year and dividends paid	$(109,414)
Average Compensation Actually Paid to NEOs	$1,196,424
NEOs included in Average Summary Compensation and average compensation actually paid(a)
Jeffrey D. Jones Amy L. Randolph John J. Powers Monica L. Bowe(b)
___________________________________________
(a)Robin N. Elliott was an NEO in 2020, 2021, 2022 and 2023 and was therefore included for those years.
	(b)Ms. Bowe was not an NEO in 2020, 2021 or 2022 and was therefore not included for those years.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Core Earnings Per Share •Asset Quality Ratio •Core Return on average Tangible Common Equity •Relative Total Shareholder Return •Non-Bank Revenue •Net Promoter Score •Gallup Engagement Score
Total Shareholder Return Amount	$ 105	107	101	107	82
Peer Group Total Shareholder Return Amount	122	100	98	114	86
Net Income (Loss)	$ 113,691,000	$ 122,565,000	$ 128,311,000	$ 123,449,000	$ 100,344,000
Company Selected Measure Amount | $ / shares	2.08	2.24	2.35	2.45	1.98
PEO Name	Van A. Dukeman
Additional 402(v) Disclosure	Based on initial investment of $100 as of December 31, 2019.
Measure:: 1
Pay vs Performance Disclosure
Name	Core Earnings Per Share
Non-GAAP Measure Description	Core Earnings Per Share is the same as adjusted diluted earnings per share, a non-GAAP financial measure. Adjusted diluted earnings per share equals (i) the sum of (A) net income, plus (B) acquisition expenses, restructuring expenses and the tax benefit related to such expenses, divided by (ii) the weighted average number of common shares outstanding on a diluted basis. For additional information on adjusted diluted earnings per share and a reconciliation to the most directly comparable GAAP financial measure, see the Company’s Annual Report on Form 10‑K for the year ended December 31, 2024 under the heading “Non-GAAP Financial Information.”
Measure:: 2
Pay vs Performance Disclosure
Name	Asset Quality Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Core Return on average Tangible Common Equity
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name	Non-Bank Revenue
Measure:: 6
Pay vs Performance Disclosure
Name	Net Promoter Score
Measure:: 7
Pay vs Performance Disclosure
Name	Gallup Engagement Score
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (928,963)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	773,997
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, And Dividends Paid on Equity Awards not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,452
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year, And Dividends Paid on Equity Awards not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(286,101)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(403,359)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	336,078
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, And Dividends Paid on Equity Awards not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,294
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year, And Dividends Paid on Equity Awards not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (109,414)